-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10529
                                       -----------------------------------------

                            The GKM Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   11150 Santa Monica Boulevard, Suite 850       Los Angeles, California 90025
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Timothy J. Wahl

GKM Advisers, LLC 11150 Santa Monica Boulevard, Suite 700  Los Angeles, CA 90025
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                    ----------------

Date of fiscal year end:  July 31, 2003
                          ---------------------------

Date of reporting period: July 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================


================================================================================




                                  THE GKM FUNDS

                                 GKM GROWTH FUND









                                  ANNUAL REPORT
                                  July 31, 2003














      INVESTMENT ADVISER                                   ADMINISTRATOR
      ------------------                                   -------------
      GKM ADVISERS, LLC                            ULTIMUS FUND SOLUTIONS, LLC
 11150 Santa Monica Boulevard                            P.O. Box 46707
          Suite 850                                Cincinnati, Ohio 45246-0707
Los Angeles, California 90025                            1.888.GKM.9518



================================================================================

Dear Shareholders,                                            September 17, 2003

The economy in this new millennium has confronted some very serious problems...9/11 terrorist attacks, wars in Afghanistan and Iraq, accounting scandals and other corporate malfeasance, and a severe decline in the stock markets, just to name a few. During this period, a recession ensued. Uncertainty and fear are the end products of such trauma. The federal government has two heavy weapons to aid the economically wounded - fiscal and monetary policy. The government has used these weapons with a vengeance, producing both the largest fiscal deficits in history, and extraordinarily low interest rates. They are doing "the job" of encouraging a recovery. We are now experiencing economic "TWIN TOWERS" as a result - a high trade deficit to go along with an unprecedented budget deficit.

On the corporate front, a recent Los Angeles Times article discussing Caterpillar Inc. caught our attention. This company is very representative of what we have been observing in the industrial world over the last decade. Caterpillar continues to achieve significant growth with about 3% fewer workers than it employed last year and their total revenue has increased 90% in the last 10 years while total employment at the company has risen a mere 29%. That is Productivity!!

As Caterpillar and many other American companies produce more goods and earn more profits by using fewer workers, national productivity increases. Productivity is a cornerstone of capitalism and is of key importance for an economy to achieve higher living standards while also being able to contain inflation. Greater efficiency, on a short-term basis, carries a price in terms of lost jobs.

World stock markets have seen difficult times since early in 2000. The GKM Growth Fund was launched during this turbulent economic setting. Since inception of the GKM Growth Fund, our Fund has cumulatively declined -2.20 % vs. a decline in the overall stock market (as represented by the S&P 500) of -7.34 %. During the 12 months ended July 31, 2003, the Fund has gained +14.25 % vs. a gain for the S&P 500 of +10.64 %. Finally, during 2003, the GKM Growth Fund has advanced +12.93 % vs. the S&P 500's gain of +13.73 %. Of course, past performance is not predictive of future results.

Overall, the U.S. stock market has been a roller coaster ride during the past 12 months ending July 31. Recent investor sentiment has been improving, helping both the market and the GKM Growth Fund portfolio achieve positive returns during this period. A significant contributing factor to the GKM Growth Fund's outperformance vs. the S & P 500 (+14.25 % vs. +10.64 %) can be attributed to our portfolio's exposure to several excellent industrial companies. As discussed above, both through a tremendous increase in productivity, and their ability to participate in a recovering economy, the financial performance of many industrial companies have bounced back strongly, along with their stock prices.

For the past fiscal year our investment approach maintained an exceptionally low turnover ratio of 5%. This is in contrast to a turnover ratio in excess of 100% for the average domestic stock mutual fund. Our goal is to identify and invest in companies that we can own forever. If we choose correctly, we can continue to hold these stocks and compound capital over the long term. This low turnover strategy is a core tenant of the GKM Advisers approach.

Another key tenant of our approach is portfolio diversification. In order to compound capital at an acceptable rate and reduce overall risk, we continue to diversify the portfolio with the most attractive, high-quality growth companies we can find. With a portfolio of more than 80 companies, spread among the various S&P sectors, we have reduced sector and specific company risk for the Fund without sacrificing the quality of our investment returns.

On balance we believe the strength of the capitalist system will continue to flourish. We continue to see growth in specific areas of the economy, especially in industrial/cyclical companies, and in companies with a proven ability to gain market share in our overwhelmingly services-driven world economy. We will continue to search for companies with a superior outlook within this context, and we appreciate your confidence in our ability to produce successful investment results.


Sincerely,

Timothy J. Wahl, CPA
President
GKM Advisers, LLC

                                GKM GROWTH FUND

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GKM GROWTH FUND
                    VERSUS THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*

                    1 YEAR      SINCE INCEPTION**
                    -------     -----------------
GKM GROWTH FUND      14.25%         (1.39%)
S&P 500              10.64%         (7.34%)
-------------------------------------------------------


             GKM GROWTH FUND                            S&P 500 INDEX
             ---------------                            -------------
 12/28/2001               $10,000          12/28/2001               $10,000
  1/31/2002   -2.00%        9,800           1/31/2002    -1.46%       9,854
  4/30/2002   -3.77%        9,700           4/30/2002    -6.06%       9,420
  7/31/2002   -5.62%        8,560           7/31/2002    -7.80%       8,007
 10/31/2002    8.84%        8,620          10/31/2002     8.80%       7,816
  1/31/2003   -1.73%        8,510           1/31/2003    -2.62%       7,586
  4/30/2003    8.05%        9,130           4/30/2003     8.24%       8,166
  7/31/2003    2.52%        9,780           7/31/2003     1.76%       8,859

            Past performance is not predictive of future performance.

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**   Initial public offering of shares was December 28, 2001.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003
--------------------------------------------------------------------------------

ASSETS
   Investments in securities:
      At acquisition cost                                          $12,904,843
                                                                   ===========
      At value (Note 1)                                            $14,108,069
   Dividends receivable                                                  5,873
   Receivable for capital shares sold                                    1,035
   Other assets                                                            198
                                                                   -----------
      Total Assets                                                  14,115,175
                                                                   -----------

LIABILITIES
   Payable for securities purchased                                    117,202
   Accrued investment advisory fees (Note 3)                            41,030
   Accrued trustees' fees                                                2,249
                                                                   -----------
      Total Liabilities                                                160,481
                                                                   -----------

NET ASSETS                                                         $13,954,694
                                                                   ===========

Net assets consist of:
      Paid-in capital                                              $12,990,510
      Accumulated net realized losses from
       security transactions                                          (239,042)
      Net unrealized appreciation on investments                     1,203,226
                                                                   -----------
Net assets                                                         $13,954,694
                                                                   ===========

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          1,426,702
                                                                   ===========

Net asset value, redemption price and offering price
 price per share (Note 1)                                          $      9.78
                                                                   ===========



                  See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                       $    95,736
                                                                   -----------

EXPENSES
   Investment advisory fees (Note 3)                                   143,046
   Trustees' fees                                                        3,123
                                                                   -----------
      TOTAL EXPENSES                                                   146,169
                                                                   -----------

NET INVESTMENT LOSS                                                    (50,433)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                     (236,446)
   Net change in unrealized appreciation/depreciation
    on investments                                                   1,812,038
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     1,575,592
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,525,159
                                                                   ===========


                See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                               YEAR             PERIOD
                                                                              ENDED              ENDED
                                                                             JULY 31,           JULY 31,
                                                                               2003              2002(a)
                                                                          ------------        ------------
FROM OPERATIONS
   Net investment loss                                                    $    (50,433)       $    (10,904)
   Net realized losses from security transactions                             (236,446)             (2,596)
   Net change in unrealized appreciation/depreciation on investments         1,812,038            (608,812)
                                                                          ------------        ------------
Net increase (decrease) in net assets resulting from operations              1,525,159            (622,312)
                                                                          ------------        ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 6,201,541           8,268,092
   Payments for shares redeemed                                             (1,012,630)           (505,156)
                                                                          ------------        ------------
Net increase in net assets from capital share transactions                   5,188,911           7,762,936
                                                                          ------------        ------------

TOTAL INCREASE IN NET ASSETS                                                 6,714,070           7,140,624

NET ASSETS
   Beginning of period                                                       7,240,624             100,000
                                                                          ------------        ------------
   End of period                                                          $ 13,954,694        $  7,240,624
                                                                          ============        ============

CAPITAL SHARE ACTIVITY
   Sold                                                                        699,441             898,575
   Redeemed                                                                   (118,489)            (62,825)
                                                                          ------------        ------------
   Net increase in shares outstanding                                          580,952             835,750
   Shares outstanding, beginning of period                                     845,750              10,000
                                                                          ------------        ------------
   Shares outstanding, end of period                                         1,426,702             845,750
                                                                          ============        ============


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002


                 See accompanying notes to financial statements.


GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                                                               YEAR             PERIOD
                                                                              ENDED              ENDED
                                                                             JULY 31,           JULY 31,
                                                                               2003              2002(a)
                                                                          ------------        ------------

Net asset value at beginning of period                                    $       8.56        $      10.00
                                                                          ------------        ------------

Income (loss) from investment operations:
   Net investment loss                                                           (0.04)              (0.01)
   Net realized and unrealized gains (losses) on investments                      1.26               (1.43)
                                                                          ------------        ------------
Total from investment operations                                                  1.22               (1.44)
                                                                          ------------        ------------

Net asset value at end of period                                          $       9.78        $       8.56
                                                                          ============        ============

Total return                                                                     14.25%            (14.40)%(b)
                                                                          ============        ============

Net assets at end of period                                               $ 13,954,694        $  7,240,624
                                                                          ============        ============

Ratio of expenses to average net assets                                           1.43%               1.46%(c)

Ratio of net investment loss to average net assets                              (0.49)%             (0.72)%(c)

Portfolio turnover rate                                                              5%                  1%(c)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.


                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
   -----------                                                       --------

              COMMON STOCKS -  99.9%
              AIR FREIGHT AND COURIERS - 2.7%
     2,485    FedEx Corporation                                      $160,009
     3,500    United Parcel Service, Inc. - Class B                   220,780
                                                                     --------
                                                                      380,789
                                                                     --------

              BANKS - 1.0%
     2,800    Wells Fargo & Company                                   141,484
                                                                     --------

              BEVERAGES - 0.9%
     2,475    Anheuser-Busch Companies, Inc.                          128,255
                                                                     --------

              BIOTECHNOLOGY - 5.3%
     4,000    Amgen, Inc.*                                            278,320
     5,000    Biogen, Inc.*                                           192,100
     2,000    Genzyme Corporation*                                    100,880
     4,000    ICOS Corporation*                                       174,480
                                                                     --------
                                                                      745,780
                                                                     --------

              CHEMICALS - 6.3%
     5,000    Engelhard Corporation                                   131,400
     9,000    International Flavors and Fragrances, Inc.              271,350
     6,250    Scotts Company (The) - Class A*                         331,250
     2,550    Sigma-Aldrich Corporation                               145,274
                                                                     --------
                                                                      879,274
                                                                     --------

              COMMERCIAL SERVICES AND SUPPLIES - 9.2%
     3,100    Automatic Data Processing, Inc.                         114,948
     4,100    Avery Dennison Corporation                              221,236
     5,000    Deluxe Corporation                                      222,000
     5,000    Ecolab, Inc.                                            123,550
     3,500    Graco, Inc.                                             127,575
     6,000    Pitney Bowes, Inc.                                      228,600
    10,100    Waste Management, Inc.                                  241,289
                                                                     --------
                                                                    1,279,198
                                                                    ---------

              COMMUNICATIONS EQUIPMENT - 2.6%
     6,500    QUALCOMM, Inc.                                          243,490
    18,410    Tellabs, Inc.*                                          123,899
                                                                     --------
                                                                      367,389
                                                                     --------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
   -----------                                                       --------

              COMMON STOCKS - 99.9% (CONTINUED)
              COMPUTERS AND PERIPHERALS - 3.3%
     3,510    International Business Machines Corporation            $285,187
     2,870    Lexmark International, Inc.*                            184,168
                                                                     --------
                                                                      469,355
                                                                     --------

              DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.3%
     2,000    AT&T Corporation                                         42,520
     4,000    Verizon Communications, Inc.                            139,440
                                                                     --------
                                                                      181,960
                                                                     --------

              ELECTRICAL EQUIPMENT - 2.4%
    12,000    Trimble Navigation Ltd.*                                328,200
                                                                     --------

              ELECTRONIC EQUIPMENT AND INSTRUMENTS - 7.9%
     6,000    Diebold, Inc.                                           265,260
     7,000    Garmin Ltd.*                                            267,820
     4,000    Harman International Industries, Inc.                   334,400
     3,485    Optimal Robotics Corporation - Class A*                  24,221
    16,580    Symbol Technologies, Inc.                               212,390
                                                                     --------
                                                                    1,104,091
                                                                    ---------

              FOOD AND DRUG RETAILING - 2.0%
     4,300    Sysco Corporation                                       129,559
     3,000    Whole Foods Market, Inc.*                               152,928
                                                                     --------
                                                                      282,487
                                                                     --------

              FOOD PRODUCTS - 1.0%
     2,000    Hershey Foods Corporation                               145,620
                                                                     --------

              HEALTH CARE EQUIPMENT AND SUPPLIES - 5.6%
     4,600    Medtronic, Inc.                                         236,900
     4,000    Patterson Dental Company*                               214,000
     2,500    STERIS Corporation*                                      57,450
     3,600    Stryker Corporation                                     275,472
                                                                     --------
                                                                      783,822
                                                                     --------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
   -----------                                                       --------

              COMMON STOCKS - 99.9% (CONTINUED)
              HEALTH CARE PROVIDERS AND SERVICES - 2.7%
     2,900    Cardinal Health, Inc.                                  $158,775
     4,200    UnitedHealth Group, Inc.                                218,778
                                                                     --------
                                                                      377,553
                                                                     --------

              HOTELS, RESTAURANTS & LEISURE - 1.8%
     3,000    Harrah's Entertainment, Inc.*                           130,950
     8,000    Hilton Hotels Corporation                               116,800
                                                                     --------
                                                                      247,750
                                                                     --------

              INDUSTRIAL CONGLOMERATES - 1.3%
     1,330    3M Company                                              186,466
                                                                     --------

              INFORMATION TECHNOLOGY CONSULTING
               AND SERVICES - 2.1%
     5,900    Affiliated Computer Services, Inc. - Class A*           292,345
                                                                     --------

              INTERNET SOFTWARE AND SERVICES - 1.2%
     7,300    Cisco Systems, Inc.*                                    142,496
    30,000    Interland, Inc.*                                         25,500
                                                                     --------
                                                                      167,996
                                                                     --------

              MACHINERY - 3.4%
     1,300    Caterpillar, Inc.                                        87,711
     2,000    Ingersoll-Rand Company - Class A                        108,480
    12,000    Pall Corporation                                        270,840
                                                                     --------
                                                                      467,031
                                                                     --------

              MARINE - 0.2%
     9,200    Grupo TMM S.A. de C.V. - Class A (ADR)*                  21,436
                                                                     --------

              MEDIA - 3.4%
     3,235    Comcast Corporation - Class A*                           98,085
     2,000    Gannett Company, Inc.                                   153,660
     5,080    New York Times Company (The) - Class A                  226,568
                                                                     --------
                                                                      478,313
                                                                     --------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
   -----------                                                       --------

              COMMON STOCKS - 99.9% (CONTINUED)
              METALS AND MINING - 0.9%
     2,500    Nucor Corporation                                      $123,300
                                                                     --------

              MULTILINE RETAIL - 1.4%
     5,050    Family Dollar Stores, Inc.                              189,426
                                                                     --------

              OIL & GAS - 0.9%
     3,000    Pogo Producing Company                                  126,900
                                                                     --------

              PERSONAL PRODUCTS - 1.4%
     3,500    Alberto-Culver Company - Class A                        190,330
                                                                     --------

              PHARMACEUTICALS - 8.4%
     4,000    Abbott Laboratories                                     157,000
     2,990    Johnson & Johnson                                       154,852
     3,540    Merck & Company, Inc.                                   195,691
     3,000    Novartis AG                                             115,770
     6,325    Pfizer, Inc.                                            211,002
     5,990    Teva Pharmaceutical Industries Ltd. - ADR               343,467
                                                                     --------
                                                                    1,177,782
                                                                    ---------

              REAL ESTATE INVESTMENT TRUST - 0.1%
       500    Urstadt Biddle Properties                                 6,625
                                                                     --------

              ROAD AND RAIL - 2.7%
     3,000    Canadian National Railway Company                       156,150
     3,500    Union Pacific Corporation                               213,290
                                                                     --------
                                                                      369,440
                                                                     --------

              SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 3.9%
     8,000    Intel Corporation                                       199,600
     7,000    Intersil Corporation - Class A*                         172,620
     2,810    National Semiconductor Corporation*                      62,804
     5,500    Texas Instruments, Inc.                                 103,785
                                                                     --------
                                                                      538,809
                                                                     --------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

     SHARES                                                            VALUE
   -----------                                                       --------

              COMMON STOCKS - 99.9% (CONTINUED)
              SOFTWARE - 6.1%
     8,540    Adobe Systems, Inc.                                    $279,087
    20,050    Citrix Systems, Inc.*                                   363,907
     8,120    Microsoft Corporation                                   214,368
                                                                     --------
                                                                      857,362
                                                                     --------

              SPECIALTY RETAIL - 3.1%
     3,500    Barnes & Noble, Inc.*                                    83,755
     3,000    Costco Wholesale Corporation*                           111,150
     7,000    Men's Wearhouse, Inc. (The)*                            177,170
     3,000    PETsMART, Inc.                                           59,490
                                                                     --------
                                                                      431,565
                                                                     --------

              TEXTILES AND APPAREL - 2.0%
     3,500    Nike, Inc. - Class B                                    181,090
     9,000    Oakley, Inc.*                                           101,610
                                                                     --------
                                                                      282,700
                                                                     --------

              TRADING COMPANIES AND DISTRIBUTORS - 1.4%
     4,000    Grainger (W.W.), Inc.                                   196,800
                                                                     --------

              TOTAL COMMON STOCKS (Cost $12,744,407)              $13,947,633
                                                                   ----------

              MONEY MARKETS - 1.2%
              First American Treasury Obligation Fund - Class S
   160,436    (Cost $160,436)                                       $ 160,436
                                                                    ---------

              TOTAL INVESTMENTS AT VALUE - 101.1 %
               (Cost $12,904,843)                                 $14,108,069

              LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)         (153,375)
                                                                    ---------

              NET ASSETS - 100.0%                                 $13,954,694
                                                                   ==========


* Non-income producing security

ADR - American Depository Receipt


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") was organized as a diversified series of The GKM Funds (the "Trust") on October 2, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, Inc. (the adviser to the Fund at that time). GKM Advisers, LLC (the "Adviser") is the current adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     SECURITIES VALUATION - Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the periods ended July 31, 2003 and 2002.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2003
--------------------------------------------------------------------------------

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of July 31, 2003:

         Cost of portfolio investments                     $ 12,904,843
                                                           ============
         Gross unrealized appreciation                     $  1,878,394
         Gross unrealized depreciation                         (675,168)
                                                           ------------
         Net unrealized appreciation                       $  1,203,226
                                                           ------------
         Capital loss carryforwards
                                                                 (2,590)
         Post-October losses                                   (236,452)
                                                           ------------
         Total distributable earnings                      $    964,184
                                                           ============

     As of July 31, 2003, the Fund had a capital loss carryforward of $2,590 which expires July 31, 2011. In addition, the Fund had net realized capital losses of $236,452 during the period November 1, 2002 through July 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2004. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended July 31, 2003, the Fund reclassified its net investment loss of $50,433 against paid-in-capital on the Statement of Assets and Liabilities. This reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

     During the year ended July 31, 2003, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,812,828 and $464,282, respectively.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2003
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     Prior to the effective date of the Management Agreement discussed above, the Trust's assets were managed GKM Advisers, Inc. ("GKMAI"). GKMAI managed the Fund's assets under substantially the same terms as those of the current Management Agreement. GKMAI was paid by the Fund at the annual rate of 1.40% of the Fund's average daily net assets and was responsible for all operating costs of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees and extraordinary expenses.

     The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

     A portion of the Fund's portfolio transactions were executed through Gerard Klauer Mattison & Co., Inc. ("GKM"), which, prior to July 3, 2003, was the parent company of GKMAI, the previous adviser to the Fund. During the year ended July 31, 2003, brokerage commissions of $550 were paid by the Fund to GKM.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE GKM FUNDS
LOS ANGELES, CALIFORNIA


We have audited the accompanying statement of assets and liabilities of GKM Growth Fund, a series of shares of The GKM Funds, including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended July 31, 2003 and the period December 28, 2001 (commencement of operations) to July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GKM Growth Fund as of July 31, 2003, the results of its operations for the year then ended, and the statements of changes in its net assets and its financial highlights for the year ended July 31, 2003 and the period December 28, 2001 to July 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                    TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
AUGUST 22, 2003

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

     Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Darrin F. DelConte                                                  Trustee                   Trustee since December
11150 Santa Monica Blvd., Suite 850                                                                    2001
Los Angeles, CA  90025
Year of Birth:  1966
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------

Darrin F. DelConte is Executive Vice President of Pacific Marine  Maintenance Co. (a marine            None
maintenance  company).  From  October  1998 to November  1999,  he was West Coast  Regional
Manager of Knight  Transportation.  Prior to October 1998, he was Director of Operations of
Golden Eagle Express.
--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich                                                 Trustee                   Trustee since December
11150 Santa Monica Blvd., Suite 850                                                                    2001
Los Angeles, CA  90025
Year of Birth:  1961
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich is a partner in Glaser, Tonsich and Brajevich LLP (a law firm).                    None
--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST        LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Christopher M. Leggio                                               Trustee                  Trustee since June 2002
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1965
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Christopher  M. Leggio is Vice  President of Mark  Christopher  Auto Center (an  automobile     Director of Golden
dealership).                                                                                   State Business Bank
--------------------------------------------------------------------------------------------------------------------





     The following table provides  information  regarding each Trustee who is an "interested  person" of the Trust, as defined in the Investment  Company Act of 1940, and each executive officer of the Trust.

--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Timothy J. Wahl1                                             President and Trustee            President and Trustee
11150 Santa Monica Blvd., Suite 850                                                            since December 2001
Los Angeles, CA  90025
Year of Birth:  1965
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Timothy J. Wahl is  President,  Director and  Investment  Committee  Member of the Adviser.            None
From January 2000 to July 2003, Mr. Wahl was President and Investment  Committee  Member of
GKM Advisors,  Inc. Prior to January 2000,  Mr. Wahl was sole  proprietor of Wahl Financial
(an investment advisory firm).
--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
David L. Kahn                                                      Secretary                     Secretary since
11150 Santa Monica Blvd., Suite 850                                                               December 2001
Los Angeles, CA  90025
Year of Birth:  1957
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
David L. Kahn is  Operations  Manager of the Adviser.  From January 2000 to July 2003,  Mr.            N/A
Kahn was a Branch Manager with Gerard Klauer Mattison & Co., Inc. (a  broker-dealer).  From
July 1999 to January 2000,  he was an Assistant  with Wahl  Financial.  Prior to July 1999, he was a trader for Crowell Weedon (a broker-dealer).
--------------------------------------------------------------------------------------------------------------------
              NAME, AGE AND ADDRESS                       POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                                                Vice President                 Vice President since
135 Merchant Street, Suite 230                                                                    December 2001
Cincinnati, OH  45246
Year of Birth:  1957
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey is a Managing  Director of Ultimus  Fund  Solutions,  LLC and Ultimus Fund            N/A
Distributors,  LLC.  Prior to March 1999, he was President of  Countrywide  Fund  Services,
Inc. (a mutual fund services company).
--------------------------------------------------------------------------------------------------------------------
               NAME, AGE AND ADDRESS                      POSITION(S) HELD WITH TRUST         LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Mark J. Seger                                                      Treasurer                     Treasurer since
135 Merchant Street, Suite 230                                                                    December 2001
Cincinnati, OH  45246
Year of Birth:  1962
--------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                             OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Mark J. Seger is a Managing  Director  of Ultimus  Fund  Solutions,  LLC and  Ultimus  Fund            N/A
Distributors,  LLC. Prior to March 1999, he was First Vice  President of  Countrywide  Fund
Services, Inc.
--------------------------------------------------------------------------------------------------------------------

1 Mr. Wahl is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.

Additional information about members of the Board of Trustees and the executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-GKM-9518.

 RESULTS OF SPECIAL MEETING OF SHAREHOLDERS HELD ON AUGUST 20, 2003 (UNAUDITED)

     On August 20, 2003, a Special Meeting of Shareholders of the GKM Growth Fund was held to approve or disapprove a new Investment Management
     Agreement with GKM Advisers, LLC. The total number of shares of the Fund present in person or by proxy represented 91.6% of the shares entitled to vote at the meeting. Shareholders of the Fund approved the new Investment Management Agreement with GKM Advisers, LLC.

     The results of the voting with respect to the proposal were as follows:

     -------------------------------------------------------------------------
                                NUMBER OF SHARES
     -------------------------------------------------------------------------

           For                       Against                       Abstain
     -------------------------------------------------------------------------
      1,281,202.055                     0                         9,720.873
     -------------------------------------------------------------------------










     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518 (1-888-456-9518).

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES

Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30A-2 under the Act (17 Cfr 270.30A-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


Exhibit 99.CODE ETH  Code of Ethics

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     September 29, 2003
        -----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Timothy J. Wahl
                          -------------------------------------------
                          Timothy J. Wahl, President


Date     September 29, 2003
        -----------------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------
                          Mark J. Seger, Treasurer


Date     September 29, 2003
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.